Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities.
Lease liabilities

23. Lease liabilities

	December 31,			December 31,
	2021	2020	2019	2021	2020	2019

	(Euro, in thousands)			(Euro, in thousands)
	Lease payments			Present value of lease payments
Lease liabilities

Within one year	€7,557	€6,772	€6,189	€7,204	€6,401	€5,826
In the second to fifth years inclusive	18,873	20,399	16,320	18,381	19,833	15,783
After five years	1,291	3,214	3,844	1,274	3,201	3,775
	€27,720	€30,385	€26,353	€26,859	€29,436	€25,384

Less future finance charges	861	949	969
Present value of lease liabilities	€26,859	€29,436	€25,384

Less amount due for settlement within 12 months				7,204	6,401	5,826
Amount due for settlement after 12 months				€19,655	€23,035	€19,558